Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 LibertyAcquisitionProForma [Member]
Pro Forma [Line Items]
Pro forma net revenue	$ 6,782,198	$ 3,420,560
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 529,400	$ 266,093
Basic	1.74	0.87
Fully diluted	1.73	0.87